Earnings Per Unit (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Unit
Schedule of Earnings Per Unit

	For the year ended December 31,
	2015	2016	2017
Profit for the year	83,750	92,469	112,833
Less:
Profit attributable to GasLog's operations*	(18,710)	(15,199)	(18,716)

Partnership's profit	65,040	77,270	94,117

Adjustment for:
Paid and accrued preference unit distributions	—	—	(7,749)

Partnership's profit attributable to:	65,040	77,270	86,368

Common unitholders	43,197	49,886	76,347
Subordinated unitholders**	18,136	21,049	5,085
General partner	1,302	1,545	1,728
Incentive distribution rights***	2,405	4,790	3,208
Weighted average units outstanding (basic)
Common units	18,185,372	22,934,380	36,493,143
Subordinated units**	9,822,358	9,822,358	9,822,358
General partner units	571,587	668,505	790,819
Earnings per unit (basic)
Common unitholders	2.38	2.18	2.09
Subordinated unitholders	1.85	2.14	0.52
General partner	2.28	2.31	2.18
Weighted average units outstanding (diluted)
Common units	18,185,372	22,963,214	36,547,545
Subordinated units**	9,822,358	9,822,358	9,822,358
General partner units	571,587	668,505	790,819
Earnings per unit (diluted)
Common unitholders	2.38	2.17	2.09
Subordinated unitholders	1.85	2.14	0.52
General partner	2.28	2.31	2.18

*

Includes profits of: (i) GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd. for the period prior to their transfer to the Partnership on July 1, 2015, (ii) GAS-seven Ltd. for the period prior to its transfer to the Partnership on November 1, 2016, (iii) GAS-eleven Ltd. for the period prior to its transfer to the Partnership on May 3, 2017, (iv) GAS-thirteen Ltd. for the period prior to its transfer to the Partnership on July 3, 2017 and (v) GAS-eight Ltd. for the period prior to its transfer to the Partnership on October 20, 2017. While such amounts are reflected in the Partnership's financial statements because the transfers to the Partnership were accounted for as reorganizations of entities under common control (Note 1), the aforementioned entities were not owned by the Partnership prior to their transfers to the Partnership on the respective dates and accordingly the Partnership was not entitled to the cash or results generated in the period prior to such transfers.

**

On May 16, 2017, all 9,822,358 subordinated units converted into common units on a one-for-one basis. As of December 31, 2017, they participated pro rata with all other outstanding common units in distributions of available cash for the three months ended December 31, 2017. Consequently, earnings have been allocated to subordinated units and the weighted average number of subordinated units has been calculated only for the applicable period during which they were entitled to distributions based on the Partnership Agreement, i.e. for the three months ended March 31, 2017.

***

Represent the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved. GasLog holds the incentive distribution rights following completion of the Partnership's IPO. The IDRs may be transferred separately from any other interests, subject to restrictions in the Partnership Agreement (please refer to Note 5). Based on the nature of such right, earnings attributable to IDRs cannot be allocated on a per unit basis.